INCOME TAX - Tax credits (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
INCOME TAX
Income Tax loss Carry Forward Minimum Base	$ 235,585
Unused Tax Losses for Which Deferred Tax Asset Recognised	$ 70,676